Fair Value of Financial Instruments - Summary of Fair Value Measurement of Assets And Liabilities (Detail) - CAD ($) $ in Millions		Jul. 31, 2023	Apr. 30, 2023	Oct. 31, 2022
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		$ 124,600	$ 119,081	$ 108,177
FVTPL Securities		16,512	16,764	13,641
FVOCI Securities		53,831	56,519	43,561
Derivative Assets
Derivative Assets		33,153	31,960	48,160
Derivative Liabilities
Derivative Liabilities		43,276	$ 41,802	59,956
Measured at fair value [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		124,600		108,177
FVTPL Securities		16,512		13,641
FVOCI Securities		53,831		43,561
Loans		6,827		5,732
Other Assets	[1]	7,247		4,257
Fair value liabilities		87,487		71,299
Securities sold but not yet purchased		46,442		40,979
Structured note liabilities	[2]	35,759		26,305
Structured deposits	[3]	573		536
Other liabilities	[4]	4,713		3,479
Derivative Assets
Derivative Assets		33,153		48,160
Derivative Liabilities
Derivative Liabilities		43,276		59,956
Measured at fair value [member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		10,035		10,936
FVTPL Securities		226		493
FVOCI Securities		15,950		12,301
Measured at fair value [member] | Canadian provincial and municipal governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		6,832		6,110
FVTPL Securities		1,258		1,080
FVOCI Securities		4,299		4,571
Measured at fair value [member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		21,502		16,699
FVTPL Securities		1,982		4
FVOCI Securities		3,875		3,110
Measured at fair value [member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		628		139
FVOCI Securities		5,217		3,714
Measured at fair value [member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		2,488		3,970
FVTPL Securities		48		87
FVOCI Securities		6,919		6,411
Measured at fair value [member] | NHA MBS US agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		21,397		14,312
FVTPL Securities		20		8
FVOCI Securities		14,139		9,268
Measured at fair value [member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		11,724		9,592
FVTPL Securities		7,229		6,479
FVOCI Securities		3,273		4,033
Measured at fair value [member] | Trading loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		292		346
Measured at fair value [member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		49,702		46,073
FVTPL Securities		5,749		5,490
FVOCI Securities		159		153
Measured at fair value [member] | Residential mortgages [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans		1,391		176
Measured at fair value [member] | Business and government loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans		5,436		5,556
Measured at fair value [member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets		10,902		12,762
Derivative Liabilities
Derivative Liabilities		14,656		16,598
Measured at fair value [member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets		14,987		22,522
Derivative Liabilities
Derivative Liabilities		13,464		25,110
Measured at fair value [member] | Commodity contracts [member]
Derivative Assets
Derivative Assets		2,220		6,324
Derivative Liabilities
Derivative Liabilities		1,833		3,589
Measured at fair value [member] | Equity contracts [member]
Derivative Assets
Derivative Assets		5,007		6,491
Derivative Liabilities
Derivative Liabilities		13,288		14,584
Measured at fair value [member] | Credit default swaps [member]
Derivative Assets
Derivative Assets		37		61
Derivative Liabilities
Derivative Liabilities		35		75
Valued using quoted market prices [member] | Measured at fair value [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		77,233		64,086
FVTPL Securities		2,097		1,857
FVOCI Securities		8,513		8,109
Other Assets	[1]	7,122		4,148
Fair value liabilities		32,999		19,644
Securities sold but not yet purchased		31,626		18,465
Other liabilities	[4]	1,373		1,179
Derivative Assets
Derivative Assets		1,026		2,554
Derivative Liabilities
Derivative Liabilities		1,290		2,786
Valued using quoted market prices [member] | Measured at fair value [member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		4,440		6,981
FVTPL Securities		107		319
FVOCI Securities		4,605		3,544
Valued using quoted market prices [member] | Measured at fair value [member] | Canadian provincial and municipal governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		1,577		1,120
FVTPL Securities		57		36
FVOCI Securities		845		972
Valued using quoted market prices [member] | Measured at fair value [member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		17,440		7,326
FVTPL Securities		1
FVOCI Securities		1,438		1,443
Valued using quoted market prices [member] | Measured at fair value [member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities				56
FVOCI Securities		2
Valued using quoted market prices [member] | Measured at fair value [member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		831		1,085
FVOCI Securities		1,273		1,795
Valued using quoted market prices [member] | Measured at fair value [member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		3,243		1,445
FVTPL Securities		189		62
FVOCI Securities		350		355
Valued using quoted market prices [member] | Measured at fair value [member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		49,702		46,073
FVTPL Securities		1,743		1,440
Valued using quoted market prices [member] | Measured at fair value [member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets		44		80
Derivative Liabilities
Derivative Liabilities		38		58
Valued using quoted market prices [member] | Measured at fair value [member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets		4		21
Derivative Liabilities
Derivative Liabilities		12		2
Valued using quoted market prices [member] | Measured at fair value [member] | Commodity contracts [member]
Derivative Assets
Derivative Assets		895		1,514
Derivative Liabilities
Derivative Liabilities		910		1,523
Valued using quoted market prices [member] | Measured at fair value [member] | Equity contracts [member]
Derivative Assets
Derivative Assets		83		939
Derivative Liabilities
Derivative Liabilities		318		1,203
Valued using quoted market prices [member] | Measured at fair value [member] | Credit default swaps [member]
Derivative Liabilities
Derivative Liabilities		12
Valued using models (with observable inputs) [member] | Measured at fair value [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		46,591		43,103
FVTPL Securities		10,403		7,732
FVOCI Securities		45,159		35,298
Loans		6,692		5,712
Other Assets	[1]	64		60
Fair value liabilities		54,481		51,653
Securities sold but not yet purchased		14,816		22,514
Structured note liabilities	[2]	35,759		26,305
Structured deposits	[3]	573		536
Other liabilities	[4]	3,333		2,298
Derivative Assets
Derivative Assets		32,101		45,580
Derivative Liabilities
Derivative Liabilities		41,984		57,168
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		5,595		3,955
FVTPL Securities		119		174
FVOCI Securities		11,345		8,757
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Canadian provincial and municipal governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		5,255		4,990
FVTPL Securities		1,201		1,044
FVOCI Securities		3,454		3,599
Valued using models (with observable inputs) [member] | Measured at fair value [member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		4,062		9,373
FVTPL Securities		1,981		4
FVOCI Securities		2,437		1,667
Valued using models (with observable inputs) [member] | Measured at fair value [member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		628		83
FVOCI Securities		5,215		3,713
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		1,657		2,885
FVTPL Securities		48		87
FVOCI Securities		5,646		4,616
Valued using models (with observable inputs) [member] | Measured at fair value [member] | NHA MBS US agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		20,640		13,327
FVTPL Securities		20		8
FVOCI Securities		14,139		9,268
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		8,462		8,144
FVTPL Securities		7,029		6,409
FVOCI Securities		2,923		3,678
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Trading loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		292		346
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
FVTPL Securities		5		6
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Residential mortgages [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans		1,391		176
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Business and government loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans		5,301		5,536
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets		10,858		12,682
Derivative Liabilities
Derivative Liabilities		14,618		16,540
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets		14,974		22,475
Derivative Liabilities
Derivative Liabilities		13,452		25,108
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Commodity contracts [member]
Derivative Assets
Derivative Assets		1,311		4,810
Derivative Liabilities
Derivative Liabilities		923		2,066
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Equity contracts [member]
Derivative Assets
Derivative Assets		4,921		5,552
Derivative Liabilities
Derivative Liabilities		12,970		13,381
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Credit default swaps [member]
Derivative Assets
Derivative Assets		37		61
Derivative Liabilities
Derivative Liabilities		21		73
Valued using models (without observable inputs) [member] | Measured at fair value [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		776		988
FVTPL Securities		4,012		4,052
FVOCI Securities		159		154
Loans		135		20
Other Assets	[1]	61		49
Fair value liabilities		7		2
Other liabilities	[4]	7		2
Derivative Assets
Derivative Assets		26		26
Derivative Liabilities
Derivative Liabilities		2		2
Valued using models (without observable inputs) [member] | Measured at fair value [member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
FVOCI Securities				1
Valued using models (without observable inputs) [member] | Measured at fair value [member] | NHA MBS US agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		757		985
Valued using models (without observable inputs) [member] | Measured at fair value [member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		19		3
FVTPL Securities		11		8
Valued using models (without observable inputs) [member] | Measured at fair value [member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
FVTPL Securities		4,001		4,044
FVOCI Securities		159		153
Valued using models (without observable inputs) [member] | Measured at fair value [member] | Business and government loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans		135		20
Valued using models (without observable inputs) [member] | Measured at fair value [member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets		9		26
Valued using models (without observable inputs) [member] | Measured at fair value [member] | Commodity contracts [member]
Derivative Assets
Derivative Assets		14
Valued using models (without observable inputs) [member] | Measured at fair value [member] | Equity contracts [member]
Derivative Assets
Derivative Assets		3
Valued using models (without observable inputs) [member] | Measured at fair value [member] | Credit default swaps [member]
Derivative Liabilities
Derivative Liabilities		$ 2		$ 2

[1]	Other assets include precious metals, segregated fund assets in our insurance business, certain receivables and other items measured at fair value.
[2]	These structured note liabilities included in deposits have been designated at FVTPL.
[3]	This represents certain embedded options related to structured deposits carried at amortized cost.
[4]	Other liabilities include investment contract liabilities and segregated fund liabilities in our insurance business, certain payables and metals deposits that have been designated at FVTPL as well as certain securitization and structured entities’ liabilities measured at FVTPL.